MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Schedule of estimated useful lives of property, plant and equipment	Property, plant and equipment are depreciated on a straight-line or declining-balance basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 60 years
Transmission stations, towers and related fixtures	Up to 50 years
Leasehold improvements	Up to 50 years
Plant and equipment	Up to 60 years
Network systems	Up to 60 years
Track	Up to 40 years
Intermodal containers	Up to 20 years
Pipelines and gas storage assets	Up to 80 years